Shareholder Report, Holdings (Details) - North Carolina Capital Management Trust - Government Portfolio	Dec. 31, 2025
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.40%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	39.30%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	33.70%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	30.70%